Acquisition of a subsidiary - assets and liabilities (Details)	Jun. 30, 2021 CNY (¥)
Recognized amounts of assets acquired and liabilities assumed at the date of acquisition
Property, plant and equipment	¥ 1,539
MINISO SG Pte. Ltd
Recognized amounts of assets acquired and liabilities assumed at the date of acquisition
Right-of-use assets	36,632
Inventories	6,775
Trade and other receivables	13,770
Cash and cash equivalents	1,433
Loans and borrowings	(21,979)
Trade and other payables	(12,092)
Lease liabilities	(38,713)
Current taxation	(770)
Total identifiable net liabilities acquired	¥ (13,405)